Investment properties - Amounts recognised in income statement and future aggregate minimum lease receipts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment properties
Rental income	¥ 851	¥ 1,401